Shareholder Report, Holdings (Details)	Aug. 31, 2024
AMCAP Fund® - Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class 529-F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class 529-F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class 529-F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class 529-T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class 529-T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class 529-T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class 529-T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class 529-T [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class 529-T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class 529-T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class 529-T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class 529-E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class 529-E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class 529-E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class 529-E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class 529-E [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class 529-E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class 529-E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class 529-E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class 529-C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class 529-C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class 529-C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class 529-C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class 529-C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class 529-C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class 529-C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class 529-C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class 529-A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class 529-A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class 529-A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class 529-A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class 529-A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class 529-A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class 529-A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class 529-A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-5E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-5E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-5E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-5E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-5E [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-5E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-5E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-5E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-4 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-4 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-4 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-4 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-4 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-4 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-4 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-2E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-2E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-2E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-2E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-2E [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-2E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-2E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-2E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class 529-F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class 529-F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class 529-F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class 529-F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class 529-F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class 529-F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class T [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-6 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-6 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class R-5 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class R-5 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class R-5 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class R-5 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class R-5 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class R-5 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class R-5 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class R-5 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
AMCAP Fund® - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
AMCAP Fund® - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
AMCAP Fund® - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
AMCAP Fund® - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
AMCAP Fund® - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
AMCAP Fund® - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
AMCAP Fund® - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AMCAP Fund® - Class A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
AMCAP Fund® - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%